Other Borrowed Funds (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) loan	Dec. 31, 2021 USD ($)
Federal Home Loan Bank advances
Other borrowed funds	$ 10,944,000	$ 436,138,000
Long-term Debt [Member]
Federal Home Loan Bank advances
Other borrowed funds	$ 10,944,000	$ 436,138,000
Rate on balance outstanding at year end (as a percent)	2.61%	1.73%
Average daily balance	$ 386,924,000	$ 436,225,000
Average rate (as a percent)	1.75%	1.71%
Maximum amount outstanding at any month end	$ 436,122,000	$ 436,311,000
Long-term Debt [Member] | Federal Home Loan Bank non-amortizing advances
Federal Home Loan Bank advances
Other borrowed funds	$ 425,000,000
Number of non amortizing advances | loan	3
Long-term Debt [Member] | Federal Home Loan Bank amortizing advances
Federal Home Loan Bank advances
Amortizing in 2023	$ 199,000
Amortizing in 2024	204,000
Amortizing in 2025	210,000
Amortizing in 2026	215,000
Amortizing in 2027	221,000
Long-term Debt [Member] | Federal Home Loan Bank advances maturing December 2033
Federal Home Loan Bank advances
Other borrowed funds	2,974,000
Long-term Debt [Member] | Federal Home Loan Bank advances maturing November 2033
Federal Home Loan Bank advances
Other borrowed funds	$ 7,969,000